Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Amount	$ 111,383	$ 99,818
Preference shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	159.6	158.0
Amount	$ 5,600	$ 3,950
Preference shares [member] | Issued capital [member] | Preferred shares class A series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Preference shares [member] | Issued capital [member] | Preferred shares class A series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 20 [member]
Disclosure of classes of share capital [line items]
Number of shares	16.0	16.0
Amount	$ 400	$ 400
Preference shares [member] | Issued capital [member] | Preferred shares class A series 22 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 24 [member]
Disclosure of classes of share capital [line items]
Number of shares	18.0	18.0
Amount	$ 450	$ 450
Preference shares [member] | Issued capital [member] | Preferred shares class A series 27 [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8
Amount	$ 850
Preference shares [member] | Issued capital [member] | Preferred shares class A series 28 [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8
Amount	$ 800
Other equity securities [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	5.0	1.8
Amount	$ 5,653	$ 1,750
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.8	1.8
Amount	$ 1,750	$ 1,750
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 2 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.5
Amount	$ 1,500
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.7
Amount	$ 2,403
Preferred shares and other equity instruments [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	164.6	159.8
Amount	$ 11,253	$ 5,700	$ 5,650